Quarterly Report
November 30, 2024
MFS®  Blended Research®  Emerging Markets Equity Fund
BRK-Q1

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Airlines – 0.5%
Copa Holdings S.A., “A”	4,402	$411,015
Alcoholic Beverages – 1.0%
Ambev S.A.	287,200	$612,138
Kweichow Moutai Co. Ltd., “A”	1,400	295,316
		$907,454
Apparel Manufacturers – 0.3%
Bosideng International Holdings Ltd.	392,000	$204,025
Pou Chen Corp.	71,000	89,179
		$293,204
Automotive – 5.4%
BYD Co. Ltd.	36,500	$1,189,554
Kia Corp.	10,262	683,373
Mahindra & Mahindra Ltd.	45,422	1,594,464
Maruti Suzuki India Ltd.	2,329	305,242
PT Astra International Tbk	738,800	237,796
Sinotruk Hong Kong Ltd.	68,000	188,321
Yutong Bus Co. Ltd., “A”	177,500	537,429
		$4,736,179
Biotechnology – 1.1%
Hugel, Inc. (a)	4,994	$930,748
Brokerage & Asset Managers – 0.3%
Korea Investment Holdings Co. Ltd.	4,582	$245,350
Business Services – 4.4%
HCL Technologies Ltd.	5,253	$114,891
Infosys Ltd.	61,791	1,358,621
Tata Consultancy Services Ltd.	33,821	1,709,477
WNS (Holdings) Ltd. (a)	13,570	735,901
		$3,918,890
Chemicals – 0.3%
UPL Ltd.	47,524	$306,529
Computer Software – 0.9%
Kingsoft Corp.	115,800	$467,284
Oracle Financial Services Software Ltd.	2,230	308,689
		$775,973
Computer Software - Systems – 5.8%
Asustek Computer, Inc.	11,000	$199,120
Hon Hai Precision Industry Co. Ltd.	327,000	1,968,060
Lenovo Group Ltd.	150,000	175,611
Samsung Electronics Co. Ltd.	71,786	2,789,005
		$5,131,796
Construction – 4.1%
Anhui Conch Cement Co. Ltd.	198,500	$517,844
Beijing New Building Materials PLC, “A”	129,200	509,437
CEMEX S.A.B. de C.V.	812,379	444,418
Midea Group Co. Ltd., “A”	55,800	541,024
Techtronic Industries Co. Ltd.	34,500	485,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Ultratech Cement Ltd.	5,810	$770,265
Zhejiang Supor Co. Ltd., “A”	45,200	326,702
		$3,595,618
Consumer Products – 0.3%
AmorePacific Corp.	4,073	$304,223
Consumer Services – 1.9%
KE Holdings, Inc., ADR	7,540	$142,129
MakeMyTrip Ltd. (a)	7,267	833,816
Trip.com Group Ltd. (a)	11,100	725,364
		$1,701,309
Electrical Equipment – 0.9%
Contemporary Amperex Technology Co. Ltd., “A”	7,600	$274,493
Havells India Ltd.	25,618	520,872
		$795,365
Electronics – 13.1%
ASE Technology Holding Co. Ltd	113,000	$527,030
MediaTek, Inc.	25,000	965,890
Novatek Microelectronics Corp.	7,000	104,301
Realtek Semiconductor Corp.	26,000	380,999
Taiwan Semiconductor Manufacturing Co. Ltd.	313,000	9,597,266
		$11,575,486
Energy - Independent – 0.3%
Reliance Industries Ltd.	17,518	$267,903
Energy - Integrated – 3.7%
HD Hyundai Co. Ltd.	8,102	$451,838
MOL Hungarian Oil & Gas PLC	35,208	241,622
Petrobras	194,100	1,385,082
PetroChina Co. Ltd.	1,336,000	946,020
Petronet LNG Ltd.	25,120	99,028
Sasol Ltd.	27,541	134,185
		$3,257,775
Engineering - Construction – 0.7%
Bharti Infratel Ltd. (a)	21,483	$88,822
Budimex S.A.	648	75,241
Doosan Bobcat, Inc.	15,632	434,767
		$598,830
Food & Beverages – 2.6%
AVI Ltd.	116,541	$710,037
Gruma S.A.B. de C.V.	19,394	328,537
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	186,164	735,591
JBS S.A.	26,493	165,542
Orion Corp.	2,774	204,016
PT Indofood Sukses Makmur Tbk	363,500	173,205
		$2,316,928
Gaming & Lodging – 0.1%
Sands China Ltd. (a)	35,200	$89,748

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.0%
China Pacific Insurance Co. Ltd.	255,400	$802,495
DB Insurance Co. Ltd.	11,036	863,862
Ping An Insurance Co. of China Ltd., “H”	220,000	1,266,610
Samsung Fire & Marine Insurance Co. Ltd.	2,171	610,815
		$3,543,782
Leisure & Toys – 6.0%
NetEase, Inc.	37,800	$652,880
Tencent Holdings Ltd.	90,200	4,613,514
		$5,266,394
Machinery & Tools – 0.5%
Delta Electronics, Inc.	36,000	$422,252
Major Banks – 2.7%
Bandhan Bank Ltd.	337,884	$676,118
China CITIC Bank Corp. Ltd., “H”	360,000	229,470
National Bank of Greece S.A	119,697	844,417
Nedbank Group Ltd.	26,359	422,066
Woori Financial Group, Inc.	19,209	230,087
		$2,402,158
Metals & Mining – 3.7%
Alrosa PJSC (a)(u)	143,843	$0
Aluminum Corp. of China Ltd.	514,000	305,174
China Hongqiao Group Ltd.	302,500	440,840
Hindalco Industries Ltd.	68,640	533,060
Industries Qatar Q.P.S.C.	221,606	790,015
Jiangxi Copper Co. Ltd., “H”	161,700	259,338
Vale S.A.	92,300	908,381
		$3,236,808
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	68,100	$243,295
GAIL (India) Ltd.	80,903	190,978
		$434,273
Network & Telecom – 0.4%
Accton Technology Corp.	17,000	$343,841
Other Banks & Diversified Financials – 15.5%
Akbank T.A.S.	116,310	$204,004
Alior Bank S.A.	4,191	94,249
Banco de Oro Unibank, Inc.	120,200	316,720
Bangkok Bank Public Co. Ltd.	137,100	595,609
Bank Negara Indonesia PT	1,903,500	598,260
Bank Polska Kasa Opieki S.A.	4,632	154,767
BNK Financial Group, Inc.	36,094	273,218
China Construction Bank Corp.	2,644,000	1,987,740
China Merchants Bank Co. Ltd.	186,500	844,851
Chongqing Rural Commercial Bank Co. Ltd., “H”	382,000	209,620
Credicorp Ltd.	4,074	755,605
Emirates NBD Bank PJSC	222,392	1,210,989
HDFC Bank Ltd.	49,347	1,048,919
Investec Ltd.	35,402	252,299
Kasikornbank Co. Ltd.	212,900	931,118
KB Financial Group, Inc.	17,447	1,203,112
Kotak Mahindra Bank Ltd.	36,723	767,197
Power Finance Corp. Ltd.	75,633	443,345

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
PT Bank Mandiri Tbk	1,876,800	$728,452
REC Ltd.	52,019	327,888
Sberbank of Russia PJSC (a)(u)	177,552	0
Shinhan Financial Group Co. Ltd.	4,850	184,259
Shriram Transport Finance Co. Ltd.	6,149	219,747
Turkiye Is Bankasi A.S., “C”	464,397	182,451
Yapi Kredi	220,549	188,428
		$13,722,847
Pharmaceuticals – 2.6%
Dr. Reddy's Laboratories Ltd.	6,387	$90,881
Gedeon Richter PLC	16,587	442,065
Genomma Lab Internacional S.A., “B”	123,680	165,020
Lupin Ltd	19,607	475,868
Sun Pharmaceutical Industries Ltd.	52,825	1,113,375
		$2,287,209
Real Estate – 1.5%
Emaar Properties PJSC	502,805	$1,307,356
Restaurants – 0.2%
Jollibee Foods Corp.	49,430	$217,497
Specialty Stores – 5.7%
Alibaba Group Holding Ltd.	154,400	$1,659,799
Cencosud S.A.	85,722	180,532
JD.com, Inc., “A”	15,528	286,957
Meituan, “B” (a)	42,260	916,193
PDD Holdings, Inc., ADR (a)	9,346	902,450
Trent Ltd.	1,084	87,178
Walmart de Mexico S.A.B. de C.V.	390,299	1,033,079
		$5,066,188
Telecommunications - Wireless – 2.1%
Etihad Etisalat Co.	73,373	$1,078,067
PT Telekom Indonesia	4,076,600	697,228
Turkcell Iletisim Hizmetleri A.S.	45,623	119,079
		$1,894,374
Telephone Services – 1.2%
Hellenic Telecommunications Organization S.A.	58,843	$930,366
KT Corp.	4,188	146,500
		$1,076,866
Tobacco – 0.2%
ITC Ltd.	38,909	$219,535
Transportation - Services – 0.6%
Salik Co. PJSC	328,892	$495,187
Utilities - Electric Power – 1.9%
China Power International Development Ltd.	220,000	$83,687
China Resources Power Holdings Co. Ltd.	212,000	484,406
Korea Electric Power Corp. (a)	16,965	290,644
Power Grid Corp. of India Ltd.	213,611	832,741
		$1,691,478
Total Common Stocks		$85,788,368

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 2.2%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	11,494	$380,648
Major Banks – 0.5%
Banco Bradesco S.A.	183,400	$387,828
Metals & Mining – 0.8%
Gerdau S.A.	197,692	$671,927
Specialty Stores – 0.5%
Raizen S.A.	1,037,821	$458,736
Total Preferred Stocks		$1,899,139
	Strike Price	First Exercise
Rights – 0.0%
Chemicals – 0.0%
UPL Ltd. (8 shares for 1 right, Expiration 12/31/2024) (a)	INR 360	12/17/24	5,940	$13,005

Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.66% (v)	1,007,670	$1,007,771

Other Assets, Less Liabilities – (0.3)%		(224,087)
Net Assets – 100.0%		$88,484,196
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,007,771 and $87,700,512, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
INR	Indian Rupee
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$23,965,463	$—	$—	$23,965,463
India	16,041,350	13,005	—	16,054,355
Taiwan	14,597,938	—	—	14,597,938
South Korea	10,226,465	—	—	10,226,465
Brazil	4,589,634	—	—	4,589,634
United Arab Emirates	3,013,532	—	—	3,013,532
Indonesia	2,434,941	—	—	2,434,941
Mexico	1,971,054	—	—	1,971,054
Greece	1,774,783	—	—	1,774,783
Other Countries	9,072,347	—	0	9,072,347
Mutual Funds	1,007,771	—	—	1,007,771
Total	$88,695,278	$13,005	$0	$88,708,283
For further information regarding security characteristics, see the Portfolio of Investments. At November 30, 2024, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2024.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,448,025	$4,036,006	$4,475,981	$30	$(309)	$1,007,771
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,770	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2024, are as follows:
China	27.1%
India	18.2%
Taiwan	16.5%
South Korea	11.6%
Brazil	5.2%
United Arab Emirates	3.4%
Indonesia	2.8%
Mexico	2.2%
Greece	2.0%
Other Countries	11.0%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.